REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares				Fair Value
	CLOSED-END FUND — 8.5%
	REAL ESTATE - 8.5%
560,000	Redwood Real Estate Income Fund, Class I (a) (Cost $14,000,000)			$ 14,011,200

	OPEN END FUNDS — 69.8%
	FIXED INCOME - 69.8%
2,236,670	American High-Income Trust, Class F-3			21,225,994
3,002,989	BlackRock High Yield Bond Portfolio, Institutional Class			21,080,986
1,667,865	Lord Abbett High Yield Fund, Class I			10,557,588
3,033,095	MainStay MacKay High Yield Corporate Bond Fund, Class I			15,620,438
1,286,418	Principal High Income Fund, Institutional Class			10,548,629
6,818,378	Vanguard High-Yield Corporate Fund, Admiral Class			36,682,873
	TOTAL OPEN END FUNDS (Cost $111,247,805)			115,716,508

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 18.0%
	AEROSPACE & DEFENSE — 0.3%
185,000	Bombardier, Inc.(b)	7.8750	04/15/27	185,396
168,000	Howmet Aerospace, Inc.	6.8750	05/01/25	170,900
186,000	TransDigm, Inc.	5.5000	11/15/27	182,038
				538,334
	AUTOMOTIVE — 0.7%
129,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	127,204
388,000	Ford Motor Company	4.3460	12/08/26	379,233
177,000	Ford Motor Company	4.7500	01/15/43	145,560
165,000	Ford Motor Company	5.2910	12/08/46	145,671
403,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	395,637
				1,193,305
	BIOTECH & PHARMA — 0.3%
99,000	1375209 BC Ltd.(b)	9.0000	01/30/28	96,119
179,000	Bausch Health Companies, Inc.(b)	11.0000	09/30/28	122,221
33,000	Bausch Health Companies, Inc. (b)	14.0000	10/15/30	18,613
127,000	Endo Luxembourg Finance Company I Sarl (b)(c)	6.1250	04/01/29	83,504
188,000	Par Pharmaceutical, Inc. (b)(c)	7.5000	04/01/27	124,204
				444,661

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.0% (Continued)
	CABLE & SATELLITE — 1.2%
398,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.0000	02/01/28	$ 376,020
179,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.3750	06/01/29	167,402
185,000	CCO Holdings, LLC / CCO Holdings Capital(b)	4.7500	03/01/30	164,347
188,000	CCO Holdings, LLC / CCO Holdings Capital(b)	4.5000	08/15/30	163,503
192,000	CCO Holdings, LLC / CCO Holdings Capital(b)	4.2500	02/01/31	163,347
180,000	DISH DBS Corporation	5.8750	11/15/24	167,254
173,000	DISH DBS Corporation	7.7500	07/01/26	102,070
391,000	DISH DBS Corporation	7.3750	07/01/28	172,335
385,000	Sirius XM Radio, Inc.(b)	5.5000	07/01/29	367,375
192,000	Sirius XM Radio, Inc.(b)	4.1250	07/01/30	167,914
				2,011,567
	COMMERCIAL SUPPORT SERVICES — 0.2%
179,000	Prime Security Services Borrower, LLC / Prime(b)	5.7500	04/15/26	179,154
126,000	RR Donnelley & Sons Company	8.2500	07/01/27	124,862
				304,016
	CONTAINERS & PACKAGING — 0.5%
371,000	Pactiv, LLC B	7.9500	12/15/25	378,489
327,000	Sealed Air Corporation(b)	6.8750	07/15/33	341,557
				720,046
	ELECTRIC UTILITIES — 0.8%
414,000	Calpine Corporation(b)	5.1250	03/15/28	397,689
177,000	FirstEnergy Corporation	4.1500	07/15/27	171,159
403,000	PG&E Corporation	5.0000	07/01/28	389,756
403,000	Vistra Operations Company, LLC(b)	5.5000	09/01/26	399,891
				1,358,495
	ELECTRICAL EQUIPMENT — 0.2%
375,000	WESCO Distribution, Inc.(b)	7.2500	06/15/28	385,781

	ENTERTAINMENT CONTENT — 0.1%
725,000	Diamond Sports Group, LLC / Diamond Sports Finance(b)(c)	5.3750	08/15/26	51,203
370,000	Liberty Interactive, LLC	8.5000	07/15/29	196,384
				247,587
	FOOD — 1.1%
185,000	Kraft Heinz Foods Company	3.0000	06/01/26	177,743

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.0% (Continued)
	FOOD — 1.1% (Continued)
177,000	Kraft Heinz Foods Company	3.8750	05/15/27	$ 173,054
135,000	Kraft Heinz Foods Company	6.3750	07/15/28	143,033
125,000	Kraft Heinz Foods Company(b)	7.1250	08/01/39	147,563
156,000	Kraft Heinz Foods Company	5.0000	06/04/42	149,121
150,000	Kraft Heinz Foods Company	5.2000	07/15/45	145,296
165,000	Kraft Heinz Foods Company	4.3750	06/01/46	142,437
154,000	Kraft Heinz Foods Company	4.8750	10/01/49	143,030
137,000	Post Holdings, Inc.(b)	5.7500	03/01/27	136,601
192,000	Post Holdings, Inc.(b)	4.6250	04/15/30	176,749
195,000	Post Holdings, Inc.(b)	4.5000	09/15/31	175,313
				1,709,940
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
415,000	Louisiana-Pacific Corporation(b)	3.6250	03/15/29	372,898

	HEALTH CARE FACILITIES & SERVICES — 1.6%
179,000	Centene Corporation	4.6250	12/15/29	171,646
186,000	Centene Corporation	3.3750	02/15/30	166,528
188,000	Centene Corporation	3.0000	10/15/30	162,863
195,000	Centene Corporation	2.5000	03/01/31	162,216
188,000	CHS/Community Health Systems, Inc.(b)	6.8750	04/15/29	127,989
408,000	DaVita, Inc.(b)	4.6250	06/01/30	361,334
203,000	DaVita, Inc.(b)	3.7500	02/15/31	167,539
173,000	HCA, Inc.	5.3750	02/01/25	172,881
364,000	HCA, Inc.	5.8750	02/15/26	367,542
163,000	HCA, Inc.	5.6250	09/01/28	166,100
183,000	HCA, Inc.	3.5000	09/01/30	165,990
183,000	Tenet Healthcare Corporation	6.1250	10/01/28	182,240
364,000	Tenet Healthcare Corporation	6.8750	11/15/31	375,731
				2,750,599
	HOME & OFFICE PRODUCTS — 0.1%
177,000	Newell Brands, Inc.	5.2000	04/01/26	172,734

	HOME CONSTRUCTION — 0.1%
229,000	Beazer Homes USA, Inc. B	6.7500	03/15/25	229,115

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.0% (Continued)
	INSURANCE — 0.3%
42,000	MBIA, Inc.	6.6250	10/01/28	$ 37,691
391,000	Radian Group, Inc.	4.5000	10/01/24	387,479
				425,170
	INTERNET MEDIA & SERVICES — 0.4%
168,000	Netflix, Inc.	4.8750	04/15/28	169,291
157,000	Netflix, Inc.	5.8750	11/15/28	165,629
354,000	Netflix, Inc.(b)	4.8750	06/15/30	356,143
				691,063
	LEISURE FACILITIES & SERVICES — 1.0%
197,000	BC ULC / New Red Finance, Inc.(b)	4.0000	10/15/30	176,161
183,000	Carnival Corporation(b)	7.6250	03/01/26	186,036
188,000	Carnival Corporation(b)	5.7500	03/01/27	185,581
135,000	Carnival Corporation	6.6500	01/15/28	131,316
195,000	Hilton Domestic Operating Company, Inc.(b)	3.6250	02/15/32	167,679
379,000	MGM Resorts International	5.7500	06/15/25	379,469
189,000	NCL Corporation Ltd.(b)	5.8750	03/15/26	184,511
188,000	Royal Caribbean Cruises Ltd.(b)	5.5000	04/01/28	185,748
				1,596,501
	METALS & MINING — 0.3%
189,000	FMG Resources August 2006 Pty Ltd.(b)	4.3750	04/01/31	170,654
154,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	147,705
185,000	Novelis Corporation(b)	4.7500	01/30/30	171,855
				490,214
	OIL & GAS PRODUCERS — 2.8%
204,000	Apache Corporation	4.8750	11/15/27	194,563
171,000	Apache Corporation	5.1000	09/01/40	146,815
185,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	167,750
39,000	Cheniere Energy, Inc.(b)	4.6250	10/15/28	37,778
137,000	Cheniere Energy, Inc.	4.6250	10/15/28	132,709
179,000	Comstock Resources, Inc.(b)	6.7500	03/01/29	164,533
160,000	Continental Resources Inc.(b)	5.7500	01/15/31	159,228
403,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	398,926

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.0% (Continued)
	OIL & GAS PRODUCERS — 2.8% (Continued)
180,000	EQT Corporation	3.9000	10/01/27	$ 172,209
375,000	Murphy Oil Corporation	7.0500	05/01/29	389,293
415,000	New Fortress Energy, Inc.(b)	6.7500	09/15/25	410,105
197,000	New Fortress Energy, Inc.(b)	6.5000	09/30/26	190,933
189,000	NGL Energy Operating, LLC / NGL Energy Finance(b)	7.5000	02/01/26	192,709
188,000	Occidental Petroleum Corporation	2.9000	08/15/24	185,181
379,000	Occidental Petroleum Corporation	5.5500	03/15/26	381,821
189,000	Occidental Petroleum Corporation	3.5000	08/15/29	168,922
143,000	Occidental Petroleum Corporation	8.8750	07/15/30	167,567
156,000	Occidental Petroleum Corporation	6.6250	09/01/30	166,439
160,000	Occidental Petroleum Corporation	6.1250	01/01/31	166,234
150,000	Occidental Petroleum Corporation	6.4500	09/15/36	160,123
304,000	Ovintiv, Inc.	8.1250	09/15/30	344,773
175,000	Western Midstream Operating, L.P.	4.0500	02/01/30	163,706
				4,662,317
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
525,000	Transocean, Inc.(b)	8.0000	02/01/27	521,446

	REAL ESTATE INVESTMENT TRUSTS — 0.6%
402,000	Iron Mountain, Inc.(b)	4.8750	09/15/27	388,798
185,000	Iron Mountain, Inc.(b)	5.2500	07/15/30	174,637
189,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	115,939
186,000	SBA Communications Corporation	3.8750	02/15/27	177,688
200,000	SBA Communications Corporation	3.1250	02/01/29	178,420
				1,035,482
	RETAIL - CONSUMER STAPLES — 0.4%
195,000	Albertsons Companies Inc / Safeway Inc.(b)	3.5000	03/15/29	176,355
294,000	New Albertsons, L.P.	8.0000	05/01/31	313,655
236,000	Rite Aid Corporation B(c)	7.7000	02/15/27	9,655
226,000	Safeway, Inc.	7.2500	02/01/31	237,489
				737,154
	RETAIL - DISCRETIONARY — 0.3%
189,000	Magic MergerCo, Inc.(b)	7.8750	05/01/29	122,106
423,000	Staples, Inc.(b)	10.7500	04/15/27	328,256

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.0% (Continued)
	RETAIL - DISCRETIONARY — 0.3% (Continued)
				$ 450,362
	SEMICONDUCTORS — 0.2%
388,000	Amkor Technology, Inc.(b)	6.6250	09/15/27	391,818

	SPECIALTY FINANCE — 0.2%
171,000	OneMain Finance Corporation	6.8750	03/15/25	171,777
168,000	OneMain Finance Corporation	7.1250	03/15/26	170,545
				342,322
	STEEL — 0.2%
392,000	United States Steel Corporation	6.6500	06/01/37	410,261

	TECHNOLOGY HARDWARE — 0.7%
324,000	Dell, Inc.	7.1000	04/15/28	350,991
186,000	Imola Merger Corporation(b)	4.7500	05/15/29	172,787
175,000	Western Digital Corporation	4.7500	02/15/26	170,841
400,000	Xerox Corporation	3.8000	05/15/24	395,768
				1,090,387
	TECHNOLOGY SERVICES — 0.4%
356,000	Sabre GLBL, Inc.(b)	8.6250	06/01/27	333,634
379,000	Unisys Corporation(b)	6.8750	11/01/27	343,799
				677,433
	TELECOMMUNICATIONS — 1.6%
173,000	Embarq Corporation	7.9950	06/01/36	102,733
406,000	Frontier Communications Corporation(b)	5.0000	05/01/28	374,955
152,000	Sprint Capital Corporation	6.8750	11/15/28	164,328
128,000	Sprint Capital Corporation	8.7500	03/15/32	157,218
165,000	Sprint Corporation	7.6250	02/15/25	167,910
341,000	Sprint Corporation	7.6250	03/01/26	356,089
169,000	Sprint, LLC	7.1250	06/15/24	169,833
157,000	Telecom Italia Capital S.A.	7.2000	07/18/36	157,762
152,000	Telecom Italia Capital S.A.	7.7210	06/04/38	156,996
185,000	T-Mobile USA, Inc.	3.5000	04/15/31	168,660

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.0% (Continued)
	TELECOMMUNICATIONS — 1.6% (Continued)
160,000	Vodafone Group plc(d)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	$ 165,753
180,000	Windstream Escrow, LLC / Windstream Escrow Finance(b)		7.7500	08/15/28	157,978
197,000	Zayo Group Holdings, Inc.(b)		4.0000	03/01/27	150,005
					2,450,220
	TRANSPORTATION & LOGISTICS — 0.9%
137,250	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.5000	04/20/26	135,993
179,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.7500	04/20/29	176,089
163,000	Delta Air Lines, Inc.		7.3750	01/15/26	168,901
183,000	Hawaiian Brand Intellectual Property Ltd. (b)		5.7500	01/20/26	171,283
402,000	United Airlines Holdings, Inc.		5.0000	02/01/24	402,001
186,000	United Airlines, Inc.(b)		4.3750	04/15/26	179,802
186,000	United Airlines, Inc.(b)		4.6250	04/15/29	172,424
					1,406,493

	TOTAL CORPORATE BONDS (Cost $31,768,197)				29,817,721

	TOTAL INVESTMENTS – 96.3% (Cost $157,016,002)				$ 159,545,429
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.7%				6,142,688
	NET ASSETS - 100.0%				$ 165,688,117

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2024 was $14,011,200 representing 8.5% of net assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is 13,033,045 or 7.9% of net assets.
(c)	Represents issuer in default on interest payments; non-income producing security.
(d)	Variable rate security; the rate shown represents the rate on January 31, 2024.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

CREDIT DEFAULT SWAP
Notional Amount	Premiums Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Value	Unrealized Appreciation
$ 21,780,000	$ 249,341	To Sell Protection - CDX HY CDSI S41 5Y PRC, pays Quarterly	BNP Paribas	12/20/2028	Receive	5.00%	$ 1,277,630	$ 978,289

TOTAL							$ 1,277,630	$ 978,289

(I) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Appreciation/Depreciation
Invesco High Yield Municipal Fund	12,244	104,812	SOFR + 175 bps	4/20/2026	Barclays	$ 122
Nuveen High Yield Municipal Bond Fund	7,018	104,072	SOFR + 175 bps	4/20/2026	Barclays	-
TOTAL						$ 122

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR - Secured Overnight Financing Rate

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 87.0%
	FIXED INCOME - 87.0%
121	American Century High-Yield Municipal Fund, Class I	$ 1,062
122	BlackRock High Yield Municipal Fund, Institutional Class	1,078
1,592,766	Goldman Sachs High Yield Municipal Fund, Institutional Class	14,621,592
4,886,946	Invesco High Yield Municipal Fund, Class Y	41,881,132
1,413,248	Invesco Rochester Municipal Opportunities Fund, Class Y	9,723,147
898,631	Lord Abbett High Yield Municipal Bond Fund, Class I	9,660,280
730	MainStay MacKay High Yield Municipal Bond Fund, Class I	8,659
1,992,371	MFS Municipal High Income Fund, Class I	14,584,155
148	Northern High Yield Municipal Fund, Shares Class	1,093
2,962,195	Nuveen High Yield Municipal Bond Fund, Class I	43,929,358
110	Nuveen Short Duration High Yield Municipal Bond, Class I, Class I	1,041
2,237	PIMCO High Yield Municipal Bond Fund, Institutional Class	18,968
171	Pioneer High Income Municipal Fund, Class Y	1,034
82	Western Asset Municipal High Income Fund, Class I	1,060
	TOTAL OPEN END FUNDS (Cost $127,335,972)	134,433,659

	CLOSED-END FUND — 11.5%
	REAL ESTATE - 11.5%
712,386	Redwood Real Estate Income Fund, Class I (a) (Cost$17,809,637)	17,823,885

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
85,971	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.99%(b)	85,980
86,113	JPMorgan Municipal Money Market Fund, Agency Class, 3.15%(b)	86,113
87,496	JPMorgan Tax Free Money Market Fund, Agency Class, 3.06%(b)	87,496
	TOTAL MONEY MARKET FUNDS (Cost $259,588)	259,589

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Fair Value
TOTAL INVESTMENTS – 98.7% (Cost $145,405,197)	$ 152,517,133
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%	2,012,115
NET ASSETS - 100.0%	$ 154,529,248

(a) Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2024 was $17,823,885 representing 11.5% of net assets.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.

TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Appreciation/ Depreciation
Invesco High Yield Municipal Fund	14,807	$ 126,746	SOFR + 175 bps	7/31/2025	Barclays	$ 148
Nuveen High Yield Municipal Bond	9,682	143,588	SOFR + 175 bps	4/6/2026	Barclays	-

TOTAL						$ 148

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR	- Secured Overnight Financing Rate

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 70.7%
	Austria - 1.1%
28,320	Verbund A.G.	$ 2,314,865

	Brazil - 4.0%
1,129,268	B3 S.A. - Brasil Bolsa Balcao	2,981,295
327,804	Petroleo Brasileiro S.A.	2,812,584
277,434	Telefonica Brasil S.A.	2,872,614
		8,666,493
	Canada - 10.6%
156,419	ARC Resources Ltd.	2,429,575
36,883	BRP, Inc.	2,327,754
38,918	Canadian Natural Resources Ltd.	2,490,928
35,895	Dollarama, Inc.	2,634,689
90,276	Empire Company Ltd., Class A	2,339,703
30,262	Loblaw Companies Ltd.	3,024,444
44,258	Nutrien Ltd.	2,207,171
81,057	Pembina Pipeline Corporation	2,792,386
76,414	Suncor Energy, Inc.	2,530,687
		22,777,337
	Cayman Islands - 2.3%
140,081	Li Auto, Inc.(a)	1,899,299
23,777	PDD Holdings, Inc. - ADR(a)	3,016,588
		4,915,887
	China - 1.9%
236,864	Alibaba Group Holding Ltd.	2,107,194
479,884	Ping An Insurance Group Company of China Ltd., H Shares	2,007,207
		4,114,401
	France - 1.3%
28,654	Legrand S.A.	2,793,881

	Germany - 8.1%
26,598	Bayerische Motoren Werke A.G.	2,781,366
33,715	Brenntag S.E.	2,996,646
63,654	Deutsche Post A.G.	3,061,995
41,909	Mercedes-Benz Group A.G.	2,846,009

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 70.7% (Continued)
	Germany - 8.1% (Continued)
1,452,114	Telefonica Deutschland Holding A.G.	$ 3,687,161
109,786	Zalando S.E.(a)	2,215,886
		17,589,063
	Israel - 1.4%
19,150	Check Point Software Technologies Ltd. (a)	3,043,510

	Italy - 1.1%
152,073	Eni SpA	2,434,154

	Korea (Republic Of) - 5.5%
84,223	Hana Financial Group, Inc.	3,016,596
65,351	KB Financial Group, Inc.	2,771,579
42,749	Kia Corp	3,296,097
167,811	Korean Air Lines Company Ltd.	2,829,187
		11,913,459
	Mexico - 4.5%
1,240,471	Grupo Financiero Inbursa S.A.B. de C.V.(a)	3,667,631
592,976	Grupo Mexico S.A.B. de C.V. - Series B	3,057,107
1,334,727	Kimberly-Clark de Mexico S.A.B. de C.V.	3,031,091
		9,755,829
	Netherlands - 4.8%
82,545	Koninklijke Ahold Delhaize N.V.	2,319,822
733,350	Koninklijke KPN N.V.	2,494,420
48,214	Randstad N.V.	2,748,537
19,478	Wolters Kluwer N.V.	2,872,768
		10,435,547
	Norway - 1.2%
75,823	Yara International ASA	2,519,219

	Portugal - 1.2%
163,502	Galp Energia SGPS S.A.	2,581,936

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 70.7% (Continued)
	Singapore - 1.2%
361,828	Singapore Exchange Ltd.	$ 2,538,472

	Spain - 3.8%
44,050	Amadeus IT Group S.A.	3,096,589
164,945	Repsol S.A.	2,448,778
647,037	Telefonica S.A.	2,635,688
		8,181,055
	Sweden - 2.6%
65,925	Holmen A.B.	2,607,572
97,930	Industrivarden A.B.	3,090,506
		5,698,078
	Switzerland - 2.5%
31,969	Logitech International S.A.	2,684,957
26,427	Novartis AG	2,738,391
		5,423,348
	Taiwan Province Of China - 7.2%
231,846	Asustek Computer, Inc.	3,299,496
730,315	Evergreen Marine Corp Taiwan Ltd.	3,511,130
177,731	Novatek Microelectronics Corporation	2,901,244
389,974	Quanta Computer Inc	3,077,037
1,188,383	Uni-President Enterprises Corporation	2,748,496
		15,537,403
	Thailand - 2.3%
4,836,488	PTT Oil & Retail Business PCL	2,431,693
2,676,433	PTT PCL	2,537,206
		4,968,899
	United Kingdom - 2.1%
387,081	BP PLC	2,268,564
75,877	Shell plc	2,353,036
		4,621,600

	TOTAL COMMON STOCKS (Cost $139,401,409)	152,824,436

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	CLOSED END FUND — 12.2%
	United States - 12.2%
1,050,657	Redwood Real Estate Income Fund, Class I(b) (Cost $26,266,428)	$ 26,287,441

	SHORT-TERM INVESTMENT — 4.8%
	MONEY MARKET FUND - 4.8%
10,423,427	First American Government Obligations Fund, Class X, 5.25% (Cost $10,423,427)(c)(d)	10,423,427

	TOTAL INVESTMENTS – 87.7% (Cost $176,091,264)	$ 189,535,304
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.3%	26,700,423
	NET ASSETS - 100.0%	$ 216,235,727

AB	- Aktiebolag
ADR	-American Depositary Receipt
A.G.	- Aktiengesellschaft
ASA	- Aksjeselskap
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europea
SGPS	- Sociedade Gestora de Participações Sociais
SpA	- Società per azioni

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2024 was $26,287,441 representing 12.2% of net assets.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.
(d)	All or a portion of this security is held in a separate collateral account. Collateral has a fair value of $10,423,427 and represents 4.8% of net assets.

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2024

TOTAL RETURN SWAPS*
Security	Number of Shares	Notional Value	Currency	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Appreciation (Depreciation)
Adaro Enegery Indonesia TBK	15,488,374	2,679,054	USD	OBFR +0.90%	10/31/2024	Barclays	$ (323,408)
Ap Moller - Maersk A/S	1,537	19,227,870	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	-
Astellas Pharma Inc	195,400	371,816,890	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(236,133)
China Merchants Securities Co Ltd	1,289,965	2,396,911	USD	OBFR +1.10%	2/29/2024	Societe Generale	-
Dentsu Group Inc	86,000	374,661,150	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	(248,073)
DSV A/s	17,174	21,252,825	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	129,480
Equinor Asa	73,981	22,390,350	NOK	1M NIBOR +0.35%	2/29/2024	Societe Generale	-
EEC AB	204,840	2,842,186	USD	OBFR +1.35%	2/29/2024	Societe Generale	-
Fast Retailing Co Ltd	11,200	370,378,736	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	507,636
Ford Otomotiv Sanayi A/S	86,077	2,501,904	USD	FED FUNDS +1.85%	10/17/2024	Goldman Sachs	349,869
HCL Technologies Limited	163,219	3,097,338	USD	OBFR +1.10%	2/29/2024	Societe Generale	-
Hellenic Telecommun Organiza	178,068	2,288,174	EUR	ESTRON +0.55%	2/29/2024	Societe Generale	-
Honda Motor Co Ltd	242,200	365,421,611	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	274,405
International Container	705,494	2,676,755	USD	OBFR +0.90%	10/31/2024	Barclays	372,605
Japan Airlines Co Ltd	135,900	376,191,041	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	69,583
Koc Holding A.S.	512,251	2,481,770	USD	OBFR +1.50%	10/31/2024	Barclays	231,027
Mitsubishi Corp	160,200	371,954,096	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	264,719
Mitsui & Co Ltd	68,800	373,248,634	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	283,236
Nexon Co Ltd	140,200	385,496,479	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(366,400)
Nissan Motor Co Ltd	653,200	371,181,619	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	89,428
Nitto Denko Corp	37,800	366,566,426	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	670,999
Nomura Research Institute Ltd	98,300	388,276,743	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	389,460
Norsk Hydro Asa	443,480	27,469,151	NOK	1M NIBOR +0.35%	2/29/2024	Societe Generale	-
Ono Pharmaceutical Co Ltd	144,700	377,001,706	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	65,480
OPAP S.A.	151,520	2,426,313	EUR	1M EURIBOR +1.50%	11/4/2024	Barclays	1,121
Orlen S.A.	158,444	2,370,284	EUR	1M EURIBOR +1.25%	11/4/2024	Barclays	(81,415)
Pandora A/S	22,161	22,360,449	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	-
Petronas Chemicals Group BHD	94,995	150,441	USD	OBFR +0.90%	10/31/2024	Barclays	(14,444)
Powszechny Zaklad Ubezpieczen S.A.	221,384	2,371,086	EUR	1M EURIBOR +1.25%	11/4/2024	Barclays	112,041
Press Metal Aluminium Holding	2,279,800	2,340,401	USD	OBFR +0.90%	11/5/2024	Barclays	(55,249)
Qinghai Salt Lake Industry Co Ltd	1,078,051	2,148,478	USD	OBFR +1.10%	2/29/2024	Societe Generale	-
Recordati Industria Chimica E	54,047	2,772,611	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	-
Renesas Electronics Corp	177,800	348,209,432	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	620,449
SAFCO AB	72,203	2,465,150	USD	OBFR +1.35%	2/29/2024	Societe Generale	-
Shaanxi Coal Industry - A	1,029,100	2,628,191	USD	OBFR +0.90%	10/31/2024	Barclays	855,205
Shionogi & Co Ltd	53,900	377,164,199	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	41,209
STC AB	250,667	2,723,688	USD	OBFR +1.35%	2/29/2024	Societe Generale	27,548
Subaru Corp	144,900	371,427,857	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	421,062
TENIM Ltd.	156,336	2,322,810	EUR	1M EURIBOR +0.40%	11/4/2024	Barclays	(24,123)
Tianqi Lithium Corp	324,222	2,095,260	USD	OBFR +1.10%	2/29/2024	Societe Generale	-
Tongwei Co Ltd	653,588	2,116,423	USD	OBFR +1.10%	2/29/2024	Societe Generale	-
Trend Micro Inc	66,800	377,450,928	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	1,295,203
Turk Hava Yollari	320,128	2,877,421	USD	SOFR +1.85%	10/17/2024	Goldman Sachs	403,283
United Tractors TBK PT	1,612,226	2,684,610	USD	OBFR +0.90%	10/31/2024	Barclays	(339,833)
Wipro Limited Semat Share	540,398	2,477,908	USD	OBFR +1.10%	2/29/2024	Societe Generale	-
							$ 5,785,970

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receieve the total return on the securities, including dividends and provide a fee to the counterparty. The swaps do not reset; payments only occur at termination.

OBFR – Overnight Bank Funding Rate

ESTRON – Euro Short Term Rate

NIBOR – Norwegian Interbank Offered Rate

CIBOR – Copenhagen Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

EURIBOR – Euro Interbank Offered Rate

MUTKCALM – Mutan Rate

FED Funds - Federal Funds Rate

TBK PT - Perseroan Terbatas

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 58.6%
	ADVERTISING & MARKETING - 1.7%
60,516	Interpublic Group of Companies, Inc. (The)	$ 1,996,423
23,057	Omnicom Group, Inc.	2,083,892
		4,080,315
	APPAREL & TEXTILE PRODUCTS - 0.9%
58,612	Tapestry, Inc.	2,273,559

	AUTOMOTIVE - 1.7%
180,401	Ford Motor Company	2,114,299
10,133	Tesla, Inc.(a)	1,897,810
		4,012,109
	BANKING - 2.7%
40,680	Comerica, Inc.	2,138,954
147,876	KeyCorporation	2,148,638
57,646	Truist Financial Corporation	2,136,361
		6,423,953
	BEVERAGES - 0.4%
5,026	PepsiCo, Inc.	847,032

	BIOTECH & PHARMA - 5.5%
13,139	AbbVie, Inc.	2,160,052
37,890	Bristol-Myers Squibb Company	1,851,684
2,967	Eli Lilly and Company	1,915,525
24,359	Gilead Sciences, Inc.	1,906,335
9,214	Merck & Company, Inc.	1,112,867
61,054	Pfizer, Inc.	1,653,342
202,360	Viatris, Inc.	2,381,777
		12,981,582
	CABLE & SATELLITE - 0.9%
44,585	Comcast Corporation, Class A	2,074,986

	CHEMICALS - 2.4%
36,168	Dow, Inc.	1,938,605
35,176	FMC Corporation	1,976,891

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 58.6% (Continued)
	CHEMICALS - 2.4% (Continued)
19,702	LyondellBasell Industries N.V., Class A	$ 1,854,352
		5,769,848
	CONTAINERS & PACKAGING - 1.5%
196,047	Amcor PLC	1,848,723
50,507	International Paper Company	1,809,666
		3,658,389
	DIVERSIFIED INDUSTRIALS - 0.7%
18,700	3M Company	1,764,345

	E-COMMERCE DISCRETIONARY - 1.0%
15,313	Amazon.com, Inc.(a)	2,376,578

	ELECTRIC UTILITIES - 3.8%
40,797	Dominion Energy, Inc.	1,865,239
20,242	Duke Energy Corporation	1,939,791
18,323	Entergy Corporation	1,827,902
36,452	Evergy, Inc.	1,850,668
24,804	Pinnacle West Capital Corporation	1,708,996
		9,192,596
	FOOD - 1.6%
66,012	Conagra Brands, Inc.	1,924,250
53,051	Kraft Heinz Company (The)	1,969,783
		3,894,033
	HEALTH CARE FACILITIES & SERVICES - 0.7%
3,417	UnitedHealth Group, Inc.	1,748,616

	HEALTH CARE REIT - 0.8%
107,115	Healthpeak Properties, Inc.	1,981,628

	HOME & OFFICE PRODUCTS - 0.8%
16,869	Whirlpool Corporation	1,847,493

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 58.6% (Continued)
	INTERNET MEDIA & SERVICES - 2.3%
39,927	Alphabet, Inc., Class A(a)	$ 5,593,772

	LEISURE PRODUCTS - 0.8%
40,043	Hasbro, Inc.	1,960,105

	MACHINERY - 0.8%
20,450	Stanley Black & Decker, Inc.	1,907,985

	OFFICE REIT - 0.9%
32,738	Boston Properties, Inc.	2,177,077

	OIL & GAS PRODUCERS - 4.9%
6,597	Chevron Corporation	972,596
41,542	Devon Energy Corporation	1,745,595
12,182	Diamondback Energy, Inc.	1,872,861
14,940	Exxon Mobil Corporation	1,535,981
106,310	Kinder Morgan, Inc.	1,798,765
27,193	ONEOK, Inc.	1,855,922
8,063	Pioneer Natural Resources Company	1,853,119
		11,634,839
	RETAIL - CONSUMER STAPLES - 0.9%
93,688	Walgreens Boots Alliance, Inc.	2,114,538

	RETAIL - DISCRETIONARY - 0.8%
26,162	Best Buy Company, Inc.	1,896,483

	SEMICONDUCTORS - 3.1%
8,853	NVIDIA Corporation	5,446,985
12,198	Texas Instruments, Inc.	1,953,144
		7,400,129
	SOFTWARE - 2.6%
15,701	Microsoft Corporation	6,242,404

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 58.6% (Continued)
	TECHNOLOGY HARDWARE - 6.7%
54,692	Apple, Inc.	$ 10,085,206
65,603	Corning, Inc.	2,131,441
63,502	HP, Inc.	1,823,142
23,604	Seagate Technology Holdings PLC	2,022,391
		16,062,180
	TECHNOLOGY SERVICES - 2.1%
11,742	International Business Machines Corporation	2,156,536
3,016	Mastercard, Inc., Class A	1,354,878
5,885	Visa, Inc., Class A	1,608,135
		5,119,549
	TELECOMMUNICATIONS - 1.7%
112,785	AT&T, Inc.	1,995,167
48,594	Verizon Communications, Inc.	2,057,956
		4,053,123
	TOBACCO & CANNABIS - 1.5%
44,318	Altria Group, Inc.	1,778,038
19,888	Philip Morris International, Inc.	1,806,825
		3,584,863
	TRANSPORTATION & LOGISTICS - 1.6%
22,868	CH Robinson Worldwide, Inc.	1,922,970
12,252	United Parcel Service, Inc., B	1,738,559
		3,661,529
	TRANSPORTATION EQUIPMENT - 0.8%
8,258	Cummins, Inc.	1,976,139

	TOTAL COMMON STOCKS (Cost $131,087,163)	140,311,777

	EXCHANGE-TRADED FUNDS — 16.7%
	EQUITY - 14.0%
85,024	iShares Core S&P Small-Cap ETF	8,842,496
232,991	Schwab International Small-Cap Equity ETF	7,896,065
70,877	Vanguard FTSE All World ex-US Small-Cap ETF	7,897,824

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 16.7% (Continued)
	EQUITY - 14.0% (Continued)
42,776	Vanguard Small-Cap ETF			$ 8,879,442
				33,515,827
	FIXED INCOME - 2.7%
67,632	iShares 20+ Year Treasury Bond ETF			6,537,309

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,006,329)			40,053,136

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
10,640	Nuveen California High Yield Municipal Bond Fund, Class I			83,947
6,159	Nuveen High Yield Municipal Bond Fund, Class I			91,341
	TOTAL OPEN END FUNDS (Cost $219,418)			175,288

	CLOSED-END FUND — 11.9%
	REAL ESTATE - 11.9%
1,140,438	Redwood Real Estate Income Fund, Class I(b) (Cost - $28,510,952)			28,533,760

	SHORT-TERM INVESTMENTS — 7.5%
	MONEY MARKET FUNDS - 1.1%
2,689,531	Goldman Sachs Financial Square Government Fund, Administration Shares, 4.96% (Cost $2,689,531)(c)			2,689,531
Principal Amount ($)
	U.S. TREASURY BILLS — 6.4%	Coupon Rate (%)	Maturity
15,250,000	United States Treasury Bill(d) (Cost $15,234,431)	0.0000	02/08/24	15,234,700

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,923,962)			17,924,231

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Fair Value

TOTAL INVESTMENTS – 94.8% (Cost $214,747,824)	$ 226,998,192
OTHER ASSETS IN EXCESS OF LIABILITIES- 5.2%	12,451,351
NET ASSETS - 100.0%	$ 239,449,543

NV - Naamioze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2024 was $28,533,760 representing 11.9% of net assets.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.
(d)	Zero coupon bond.

TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Appreciation (Depreciation)
iShares Iboxx $ High Yield Corporate Bond	270,000	$ 20,895,300	SOFR + 15 bps	11/5/2024	Goldman	$ 24,300
iShares Preferred & Income - Institutional Class	924,778	29,648,383	OBFR + 25 bps	2/29/2024	Societe Generale	-
SPDR Bloomberg Convertible - Institutional Class	257,186	18,555,970	OBFR + 40 bps	11/7/2024	Barclays	(259,758)
TOTAL						$ (235,458)

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each swap pays monthly.

SOFR	- Secured Overnight Financing Rate
OBFR	- Overnight Bank Funding Rate